SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Post-employment Benefits and Stock-based Compensation (Details)	12 Months Ended
Dec. 31, 2019
Post employment benefits
Contribution under supplemental plan (as a percent)	10.00%
Minimum number of years of service for retirement program	10 years
Minimum age limit to be eligible for retirement program (in years)	57 years
Stock-based Compensation
Contribution by directors (excluding non-executive directors), officers and employees under ISPP (as a percent)	10.00%
Contribution by company under ISPP to participants (as a percent)	50.00%